Segmented information (Schedule of segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue from external customers	$ 1,501,998	$ 1,092,418
Cost of sales
Mine operating costs	819,582	691,591
Depreciation and amortization	357,924	361,827
Impairment - environmental obligation	193,473
Gross (loss) profit	131,019	39,000
Selling and administrative expenses	43,011	41,408
Exploration and evaluation expenses	39,961	17,196
Other expenses (income)	29,779	17,583
Results from operating activities	18,268	(37,187)
Net interest expense on long term debt	74,748	82,712
Accretion on streaming arrangements	42,654	56,670
Change in fair value of financial instruments	54,514	(29,370)
Other net finance costs	49,103	31,890
Loss before tax	(202,751)	(179,089)
Tax expense (recovery)	41,607	(34,505)
Loss for the year	(244,358)	(144,584)
Manitoba [Member]
Disclosure of operating segments [line items]
Revenue from external customers	740,454	615,699
Cost of sales
Mine operating costs	459,399	391,504
Depreciation and amortization	163,516	177,552
Impairment - environmental obligation	193,473
Gross (loss) profit	(75,934)	46,643
Selling and administrative expenses	0	0
Exploration and evaluation expenses	5,769	6,491
Other expenses (income)	10,620	8,382
Results from operating activities	(92,323)	31,770
Peru [Member]
Disclosure of operating segments [line items]
Revenue from external customers	761,544	476,719
Cost of sales
Mine operating costs	360,183	300,087
Depreciation and amortization	194,408	184,275
Impairment - environmental obligation	0
Gross (loss) profit	206,953	(7,643)
Selling and administrative expenses	0	0
Exploration and evaluation expenses	9,218	6,295
Other expenses (income)	10,491	4,901
Results from operating activities	187,244	(18,839)
Arizona [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0	0
Cost of sales
Mine operating costs	0	0
Depreciation and amortization	0	0
Impairment - environmental obligation	0
Gross (loss) profit	0	0
Selling and administrative expenses	0	0
Exploration and evaluation expenses	24,935	3,870
Other expenses (income)	13,399	2,066
Results from operating activities	(38,334)	(5,936)
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0	0
Cost of sales
Mine operating costs	0	0
Depreciation and amortization	0	0
Impairment - environmental obligation	0
Gross (loss) profit	0	0
Selling and administrative expenses	43,011	41,408
Exploration and evaluation expenses	39	540
Other expenses (income)	(4,731)	2,234
Results from operating activities	$ (38,319)	$ (44,182)